STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION
STOCKHOLDERS' EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION

NOTE 9 – STOCKHOLDERS’ EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION

Common Stock

The Company has authorized 6,666,667 shares of common stock with $0.0001 par value. As of December 31, 2022 and 2021, 356,587 and 166,667 shares were issued and outstanding, respectively.

During the year ended December 31, 2022, the Company issued 3,822,521 shares of common stock, as summarized below:

Number of Shares

Issuances of common stock in public offering	97,667
Issuances of common stock to Evergreen	9,333
Issuances of common stock for conversion of debt	14,831
Issuances of common stock for conversion of Series A Convertible Preferred Stock	50,873
Issuances of common stock for Director's fees	2,793
Issuances of common stock to employees and consultants	14,423
Total of common stock issuances during the twelve months ended December 31, 2022	189,920

Summary table of common stock share transactions:
Shares outstanding at December 31, 2021	166,667
Common stock issuances	189,920
Shares outstanding at December 31, 2022	356,587

On May 5, 2022, the Company’s stock began trading on Nasdaq under the symbol “EDBL”. On May 9, 2022, the Company completed its IPO. The Company sold a total of 97,667 shares of common stock.

On January 14, 2022, the Company issued 2,667 shares of common stock to Evergreen, pursuant to a Leak-Out provision as provided in the Securities Purchase Agreement dated as of October 7, 2021, as amended from time to time. During the six-month period following the IPO, Evergreen agreed that it would not offer or sell in a public broker transaction any shares of Common Stock on any trading day in an amount greater than 15% of the average daily trading volume over the five trading days preceding the date of any such sale. However, if Evergreen does not sell the full permitted amount on any trading day, it may carry forward any shortfall in its sales to increase the permitted amount for subsequent trading days, provided that the amount sold on any trading day shall not exceed 50% of the average daily trading volume over the five trading days preceding the date of any such sale.

On June 30, 2022, the Company issued the A&R Note to Evergreen. See Note 7, “Notes Payable,” for more information. As consideration for accepting the A&R Note, the Company issued 6,667 shares of common stock to Evergreen.

During the year ended December 31, 2022, the Company issued 14,832 common shares for the conversion of debt principal and accrued interest/penalties of $1,757,333 and $120,429, respectively.

Series A Convertible Preferred Stock

As of October 26, 2022, 1,526,183 shares of our preferred stock, par value $0.0001 per share, were designated as Series A Convertible Preferred Stock. The voting powers, designations, preferences and rights and the qualifications, limitations or restrictions of the Preferred Stock are set forth in a certificate of designation (the “Certificate of Designation”) filed as an exhibit to this Annual Report on Form 10-K.

The Preferred Stock ranked senior to the common stock with respect to dividend rights. The Preferred Stock was entitled to a cumulative dividend at a rate of 7.0% per annum, paid in cash on a quarterly basis on the stated value of the Preferred Stock. Under the Certificate of Designation, upon certain specified events such as the failure to perform our obligations under the Certificate of Designation or the Exchange Agreement, filing a petition for bankruptcy or reorganization, or the common stock no longer being listed or traded on Nasdaq, (“triggering event”), (i) the dividend rate would increase from 7.0% to 24.0% per annum and (ii) the stated value of the Preferred Stock would increase from $0.63 per share to $0.819 per share. In addition to the Preferred Stock dividends, the Preferred Stock was entitled to receive dividends (on an as-if-converted-to-common-stock basis) in the same form as dividends actually paid on shares of the common stock when, as and if such dividends were paid on shares of common stock.

The Preferred Stock was convertible into shares of common stock at a conversion price of $0.63 per share. Evergreen had the right to convert shares of Preferred Stock into common stock at any time, as long as the conversion did not cause its beneficial ownership of common stock to exceed 4.99%. Under the Certificate of Designation, the conversion price was subject to adjustment for (i) subsequent sales of equity securities convertible into or exercisable for common stock, provided that the conversion price may not be reduced below $0.5936 per share; (ii) subsequent rights offerings; and (iii) stock dividends and stock splits. In addition, upon a triggering event, the conversion rate of the Preferred Stock would have reduced to 75% of the average of the two lowest volume weighted average prices of the common stock for the 20 days prior to the date of conversion, if that price was lower than $0.63. Under the Certificate of Designation, Evergreen had the right to convert the then-outstanding Preferred Stock and any accrued but unpaid dividends thereon for the securities sold in a future offering of equity or debt securities at a price per share equal to 70% of the offering price.

Beginning on November 15, 2022, on the 15th and the last day of each month, we were required to either convert or redeem 198,413 shares of Preferred Stock at the conversion price or stated value of the Preferred Stock, respectively. In addition, we were required to redeem any then-outstanding shares of Preferred Stock if we completed an offering of equity or debt securities with gross proceeds of at least $4.0 million.

The Preferred Stock ranked senior to the common stock with respect to rights upon the distribution of assets in any liquidation, dissolution or winding up of our affairs (“liquidation event”). Upon a liquidation event, the Preferred Stock was entitled to payment, before any amount was paid to holders of common stock, equal to the greater of the conversion price of each share or the amount per share the holder of Preferred Stock would be entitled if it converted its Preferred Stock into common stock immediately prior to the liquidation event. The Preferred Stock had no voting rights except as provided by law and in the Certificate of Designation with respect to changes to our certificate of incorporation that would adversely impact the rights of the Preferred Stock.

As of December 31, 2022, all of the shares of Preferred Stock had been converted into 50,873 shares of common stock, and no Preferred Stock remains outstanding.

Stock-Based Compensation

On January 18, 2022 in connection with the IPO, the board of directors (the “Board”) approved the Edible Garden AG Incorporated 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan provides for equity incentive compensation for employees, non-employee directors, and any other individuals who perform services for the Company. The number of shares initially available for grant under the 2022 Plan was 50,000. A variety of discretionary awards are authorized under the 2022 Plan, including stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards. The vesting of such awards may be conditioned upon either a specified period of time or the attainment of specific performance goals as determined by the administrator of the 2022 Plan. The option price and terms are also subject to determination by the administrator with respect to each grant. The 2022 Plan expires in 2032, except for awards then outstanding, and is administered by the Board.

During the year ended December 31, 2022, the Company issued time-vesting restricted stock awards to the Company’s non-employee directors as compensation for director fees, with 2,793 shares of common stock underlying the awards in the aggregate. 50% of the shares underlying the award vested immediately upon grant and the remaining shares will vest on the one-year anniversary of the date of grant.

Shares available for future stock compensation grants totaled 16,626 at December 31, 2022.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2022:

	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share

Outstanding December 31, 2021	6,858	$150.00
Issuance of Warrants	118,440	$151.24
Outstanding December 31, 2022	125,299	$151.17

During the year ended December 31, 2022, the Company issued warrants to purchase an aggregate of 66,511 shares of common stock to Evergreen in conjunction with debt, which were accounted for as a debt discount. Management estimated the fair value of the warrants granted utilizing the Black-Scholes Option Pricing model with the following weighted-average assumptions:

Expected term	2.5 Years
Volatility	60.4%
Risk-free interest rate	1.6%
Dividend yield	0.0%